PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Purchase commitments	$ 13,047	$ 19,697
Guarantees, pledges and other collateral	8,632	7,815
Capital expenditure commitments	354	448
Other commitments	3,143	3,201
Total	$ 25,176	$ 31,161